NORWEST PASSAGE-Registered Trademark-   NORWEST SELECT FUNDS

                                         SEMI-ANNUAL REPORT FOR:
VARIABLE ANNUITY                       - INCOME FUND
                                       - INCOME EQUITY FUND
                                       - VALUGROWTH-SM- STOCK FUND
[LOGO]                                 - SMALL COMPANY STOCK FUND

Norwest Passage Variable
Annuity is distributed
by Fortis Investors, Inc.
                                         JUNE 30, 1999




Norwest Select Funds are not insured by the FDIC, Federal Reserve System, U.S. Government, or any other government agency; are not bank deposits; are not obligations of, or guaranteed or endorsed by any bank and are subject to investment risk, including the possible loss of principal. Please see inside cover for additional disclosure information.

        Norwest Select Funds is a family of open-end investment companies commonly known as mutual funds. FORUM FINANCIAL SERVICES, INC. ("FFSI"), MEMBER NASD, is the distributor of Norwest Select Funds. FFSI is not affiliated with Wells Fargo & Company ("Wells Fargo"), Norwest Bank Minnesota, N.A. (the "Bank") or Norwest Investment Services, Inc. ("NISI"). SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY AND ARE NOT OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY. EVEN THOUGH NORWEST INVESTMENT MANAGEMENT, INC., A SUBSIDIARY OF THE BANK, ACTS AS THE INVESTMENT ADVISER, AND THE BANK ACTS AS THE TRANSFER AGENT AND CUSTODIAN OF NORWEST SELECT FUNDS, AND EACH RECEIVES FEES FOR SUCH SERVICES AS DISCLOSED IN THE PROSPECTUS, SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NOT OBLIGATIONS OF, GUARANTEED OR ENDORSED BY THE BANK, ANY OTHER BANK, OR ANY OF THE BANK'S AFFILIATES, INCLUDING WELLS FARGO AND NISI, NOR ARE THEY GUARANTEED BY, NOR DO THEY CONSTITUTE OBLIGATIONS OF, FFSI.

        INVESTMENT IN SHARES OF MUTUAL FUNDS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, THAT MAY CAUSE THE VALUE OF THE INVESTMENT AND THE INVESTMENT RETURN TO FLUCTUATE. WHEN THE INVESTMENT IS SOLD, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

        Mutual funds are sold only by prospectus. Shares of the Norwest Select Funds are currently sold only to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies"), as each Fund of the Trust serves as an investment medium for variable life insurance policies and variable annuity contracts (collectively, the "Contracts") issued by the Insurance Companies.

 TABLE OF CONTENTS                                                 JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO CONTRACT HOLDERS.............................................    1

FINANCIAL STATEMENTS
       Statements of Assets and Liabilities...............................    2
       Statements of Operations...........................................    3
       Statements of Changes in Net Assets................................    4
       Financial Highlights...............................................    6
       Notes to Financial Statements......................................    8
       Schedules of Investments
              Income Fund.................................................   10
              Income Equity Fund..........................................   11
              ValuGrowth Stock Fund.......................................   12
              Small Company Stock Fund....................................   13
              Notes to Schedules of Investments...........................   14

 MESSAGE TO CONTRACT HOLDERS

--------------------------------------------------------------------------------

                                                      August 16, 1999

           Dear Norwest Passage Contract Holders,

               We are pleased to present the 1999 Norwest Select Funds Semi-Annual Report for the period ended June 30, 1999. This report includes our four Norwest Select variable subaccounts available through your Norwest Passage Variable Annuity.

               Recent events in the U.S. economy may signal a turning point for domestic and international markets. Fear of an interest rate increase threw the Dow Jones Industrial Average ("DJIA") into a spin during May. Concerned that strong domestic growth and low unemployment could spark higher inflation, the Federal Reserve Board (the "Fed") raised its target for the federal funds rate 0.25 percent to five percent in June and announced it would return to a neutral position in terms of the future direction of interest rates. The news was well received on Wall Street, and the stock and bond markets responded positively.

               Overall, a period of relative calm returned to global markets due to Asia's improving economic condition. U.S. financial markets shook off any threats to domestic prosperity, with the DJIA peaking in April at a record high of 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilock's" economy seemed just right--at least through most of the period.

               Although higher interest rates typically help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging as the Fed announced a return to a neutral position.

               Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments, including Norwest Passage Variable Annuity, to meet your ongoing needs. We are committed to helping you achieve your financial goals. If you have any questions or need information, please contact us at 1-(800) 338-1348 or (612) 667-8833, option 2.

               Again, thank you for choosing Norwest Select Funds.

                                           Sincerely,

                                           /s/ John Y. Keffer

                                           John Y. Keffer
                                         CHAIRMAN, NORWEST SELECT
                                         FUNDS

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                                            SMALL
                                                               INCOME      VALUGROWTH      COMPANY
                                                 INCOME        EQUITY        STOCK          STOCK
                                                  FUND          FUND          FUND          FUND
                                               -----------  ------------  ------------   -----------
ASSETS
  Investments (Note 2)
    Investments at cost......................  $26,420,647  $ 90,147,019  $28,514,884    $10,532,169
    Net unrealized appreciation
     (depreciation)..........................     (860,580)   24,692,356   10,323,368      1,155,973
                                               -----------  ------------  ------------   -----------
  Total investments at value.................   25,560,067   114,839,375   38,838,252     11,688,142

  Cash.......................................            -         1,572            -              -
  Receivable for interest, dividends and
    other receivables........................      404,447       179,356       42,267         12,238
  Receivable for Fund shares issued..........       67,083             -            -              -
                                               -----------  ------------  ------------   -----------
TOTAL ASSETS.................................   26,031,597   115,020,303   38,880,519     11,700,380
                                               -----------  ------------  ------------   -----------

LIABILITIES
  Payable for Fund shares redeemed...........            -        38,637       22,843         19,668
  Payable to investment adviser (Note 3).....        4,713        63,285       16,435            786
  Accrued expenses and other liabilities.....       10,577        18,853       12,252          8,404
                                               -----------  ------------  ------------   -----------
TOTAL LIABILITIES............................       15,290       120,775       51,530         28,858
                                               -----------  ------------  ------------   -----------
NET ASSETS...................................  $26,016,307  $114,899,528  $38,828,989    $11,671,522
                                               -----------  ------------  ------------   -----------
                                               -----------  ------------  ------------   -----------

COMPONENTS OF NET ASSETS
  Paid-in capital............................  $26,390,376  $ 88,797,802  $27,098,962    $14,275,297
  Undistributed net investment income
    (loss)...................................      703,538       592,418      118,749         (1,672)
  Net unrealized appreciation (depreciation)
    of investments...........................     (860,580)   24,692,356   10,323,368      1,155,973
  Accumulated net realized gain (loss) from
    investments..............................     (217,027)      816,952    1,287,910     (3,758,076)
                                               -----------  ------------  ------------   -----------
NET ASSETS...................................  $26,016,307  $114,899,528  $38,828,989    $11,671,522
                                               -----------  ------------  ------------   -----------
                                               -----------  ------------  ------------   -----------
SHARES OF BENEFICIAL INTEREST, NO PAR
  VALUE......................................    2,345,311     6,368,616    1,787,295      1,126,913
                                               -----------  ------------  ------------   -----------
                                               -----------  ------------  ------------   -----------
NET ASSET VALUE PER SHARE (Net Assets divided
  by Shares of Beneficial Interest)..........  $     11.09  $      18.04  $     21.73    $     10.36
                                               -----------  ------------  ------------   -----------
                                               -----------  ------------  ------------   -----------

See Notes to Financial Statements

 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                                         SMALL
                                                              INCOME     VALUGROWTH     COMPANY
                                                 INCOME       EQUITY        STOCK        STOCK
                                                  FUND         FUND         FUND         FUND
                                               -----------  -----------  -----------   ---------
INVESTMENT INCOME
  Interest income............................  $   769,642  $    80,160  $   44,068    $  24,259
  Dividend income............................            -      901,070     220,962       20,612
                                               -----------  -----------  -----------   ---------
TOTAL INVESTMENT INCOME......................      769,642      981,230     265,030       44,871
                                               -----------  -----------  -----------   ---------
EXPENSES
  Investment advisory (Note 3)...............       70,811      389,143     146,404       46,564
  Management and Administration (Note 3).....       11,802       48,642      18,300        5,820
  Transfer agency (Note 3)...................        9,442       38,914      14,640        4,656
  Custody (Note 3)...........................        2,360        9,729       3,660        1,164
  Accounting (Note 3)........................       22,000       19,000      19,000       24,000
  Legal......................................        1,368        5,418       2,195          750
  Audit......................................        7,848        7,812       7,272        7,849
  Trustees...................................           91          359         146           50
  Amortization of organization costs (Note
    2).......................................        4,128            -       4,128            -
  Miscellaneous..............................        4,015        8,847       4,645        2,574
                                               -----------  -----------  -----------   ---------
TOTAL EXPENSES...............................      133,865      527,864     220,390       93,427
  Fees waived (Note 5).......................      (62,961)    (139,052)    (74,109)     (46,884)
                                               -----------  -----------  -----------   ---------
NET EXPENSES.................................       70,904      388,812     146,281       46,543
                                               -----------  -----------  -----------   ---------
NET INVESTMENT INCOME (LOSS).................      698,738      592,418     118,749       (1,672)
                                               -----------  -----------  -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) from
    investments..............................     (211,978)     817,010   1,432,040     (382,782)
  Net change in unrealized appreciation
    (depreciation) of investments............   (1,272,107)  10,681,870   1,685,289     (318,076)
                                               -----------  -----------  -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   (1,484,085)  11,498,880   3,117,329     (700,858)
                                               -----------  -----------  -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..................................  $  (785,347) $12,091,298  $3,236,078    $(702,530)
                                               -----------  -----------  -----------   ---------
                                               -----------  -----------  -----------   ---------

See Notes to Financial Statements

                                            FOR THE YEAR ENDED DECEMBER 31, 1998
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   AND THE SIX MONTHS ENDED JUNE
                                                                        30, 1999

--------------------------------------------------------------------------------

                                                                                           SMALL
                                                              INCOME      VALUGROWTH      COMPANY
                                                 INCOME       EQUITY        STOCK          STOCK
                                                  FUND         FUND          FUND          FUND
                                               -----------  -----------  ------------   -----------

NET ASSETS -- DECEMBER 31, 1997..............  $ 9,228,998  $39,888,248  $21,763,524    $11,481,832
                                               -----------  -----------  ------------   -----------
OPERATIONS
  Net investment income......................      872,408      930,041      238,387         39,314
  Net realized gain (loss) from
    investments..............................      227,141      124,787      (89,369)    (3,079,073)
  Net change in unrealized appreciation of
    investments..............................      208,640    9,270,806    4,222,047      1,006,437
                                               -----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................    1,308,189   10,325,634    4,371,065     (2,033,322)
                                               -----------  -----------  ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income......................     (867,581)    (932,147)    (239,000)       (39,617)
  Net realized gain from investments.........     (232,217)    (124,789)           -              -
                                               -----------  -----------  ------------   -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........   (1,099,798)  (1,056,936)    (239,000)       (39,617)
                                               -----------  -----------  ------------   -----------
CAPITAL SHARE TRANSACTIONS (a)
  Sale of shares.............................   12,671,207   37,717,863   11,482,359      6,332,722
  Reinvestment of distributions..............    1,099,798    1,056,936      239,000         39,617
  Redemption of shares.......................   (1,009,523)  (1,863,014)  (1,800,952)    (2,486,453)
                                               -----------  -----------  ------------   -----------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS...............................   12,761,482   36,911,785    9,920,407      3,885,886
                                               -----------  -----------  ------------   -----------
NET INCREASE IN NET ASSETS...................   12,969,873   46,180,483   14,052,472      1,812,947
                                               -----------  -----------  ------------   -----------
NET ASSETS -- DECEMBER 31, 1998 (I)..........   22,198,871   86,068,731   35,815,996     13,294,779
                                               -----------  -----------  ------------   -----------

OPERATIONS
  Net investment income (loss)...............      698,738      592,418      118,749         (1,672)
  Net realized gain (loss) from
    investments..............................     (211,978)     817,010    1,432,040       (382,782)
  Net change in unrealized appreciation
    (depreciation) of investments............   (1,272,107)  10,681,870    1,685,289       (318,076)
                                               -----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................     (785,347)  12,091,298    3,236,078       (702,530)
                                               -----------  -----------  ------------   -----------
CAPITAL SHARE TRANSACTIONS (b)
  Sale of shares.............................    6,157,282   17,361,462    1,893,062        665,453
  Redemption of shares.......................   (1,554,499)    (621,963)  (2,116,147)    (1,586,180)
                                               -----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS.................    4,602,783   16,739,499     (223,085)      (920,727)
                                               -----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS........    3,817,436   28,830,797    3,012,993     (1,623,257)
                                               -----------  -----------  ------------   -----------
NET ASSETS -- JUNE 30, 1999 (II).............  $26,016,307  $114,899,528 $38,828,989    $11,671,522
                                               -----------  -----------  ------------   -----------
                                               -----------  -----------  ------------   -----------

(I) Includes undistributed net investment
  income of..................................  $     4,800  $         -  $         -    $         -
                                               -----------  -----------  ------------   -----------
                                               -----------  -----------  ------------   -----------
(II) Includes undistributed net investment
  income (loss) of...........................  $   703,538  $   592,418  $   118,749    $    (1,672)
                                               -----------  -----------  ------------   -----------
                                               -----------  -----------  ------------   -----------

(a)  Shares Issued (Redeemed) - For the Year
  Ended December 31, 1998
    Sale of shares...........................    1,091,411    2,522,285      622,388        515,865
    Reinvestment of distributions............       95,885       66,058       11,998          3,641
    Redemption of shares.....................      (85,838)    (124,465)     (97,280)      (197,147)
                                               -----------  -----------  ------------   -----------
      Net increase in shares outstanding.....    1,101,458    2,463,878      537,106        322,359
                                               -----------  -----------  ------------   -----------
                                               -----------  -----------  ------------   -----------

(b)  Shares Issued (Redeemed) - For the Six
  Months Ended June 30, 1999
    Sale of shares...........................      546,749    1,027,567       91,696         66,028
    Redemption of shares.....................     (137,140)     (37,720)    (102,616)      (160,736)
                                               -----------  -----------  ------------   -----------
      Net increase (decrease) in shares
       outstanding...........................      409,609      989,847      (10,920)       (94,708)
                                               -----------  -----------  ------------   -----------
                                               -----------  -----------  ------------   -----------

See Notes to Financial Statements

                 (This page has been left blank intentionally.)

 FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NET REALIZED                     DISTRIBUTIONS
                                                            AND                            FROM NET
                           BEGINNING                     UNREALIZED       DIVIDENDS        REALIZED                        ENDING
                           NET ASSET       NET          GAIN (LOSS)        FROM NET          GAINS                        NET ASSET
                             VALUE     INVESTMENT           FROM          INVESTMENT         FROM          RETURN OF      VALUE PER
                           PER SHARE     INCOME         INVESTMENTS         INCOME        INVESTMENTS       CAPITAL         SHARE
                           ---------   -----------     --------------     ----------     -------------     ----------     ---------
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME FUND
  January 1, 1999 to June
    30, 1999.............  $11.47         $0.30            $(0.68)          $    -          $    -           $    -        $11.09
  January 1, 1998 to
    December 31, 1998....   11.06          0.48              0.53            (0.47)          (0.13)               -         11.47
  January 1, 1997 to
    December 31, 1997....   10.72          0.56              0.41            (0.56)          (0.07)               -         11.06
  January 1, 1996 to
    December 31, 1996....   10.98          0.50             (0.24)           (0.50)          (0.02)               -         10.72
  January 1, 1995 to
    December 31, 1995....    9.95          0.33              1.36            (0.66)              -                -         10.98
  June 1, 1994(a) to
    December 31, 1994....   10.00          0.33             (0.38)               -               -                -          9.95
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME EQUITY FUND
  January 1, 1999 to June
    30, 1999.............   16.00          0.09              1.95                -               -                -         18.04
  January 1, 1998 to
    December 31, 1998....   13.68          0.18              2.34            (0.18)          (0.02)               -         16.00
  January 1, 1997 to
    December 31, 1997....   10.91          0.14              2.79            (0.14)          (0.02)               -         13.68
  May 6, 1996(a) to
    December 31, 1996....   10.00          0.08              0.92            (0.08)          (0.01)               -         10.91
-----------------------------------------------------------------------------------------------------------------------------------
 VALUGROWTH STOCK FUND
  January 1, 1999 to June
    30, 1999.............   19.92          0.07              1.74                -               -                -         21.73
  January 1, 1998 to
    December 31, 1998....   17.26          0.13              2.66            (0.13)              -                -         19.92
  January 1, 1997 to
    December 31, 1997....   14.36          0.11              3.26            (0.11)          (0.32)           (0.04)        17.26
  January 1, 1996 to
    December 31, 1996....   12.04          0.11              2.32            (0.11)              -                -         14.36
  January 1, 1995 to
    December 31, 1995....    9.81          0.07              2.30            (0.14)              -                -         12.04
  June 1, 1994(a) to
    December 31, 1994....   10.00          0.07             (0.26)               -               -                -          9.81
-----------------------------------------------------------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND
  January 1, 1999 to June
    30, 1999.............   10.88             -             (0.52)               -               -                -         10.36
  January 1, 1998 to
    December 31, 1998....   12.77          0.03             (1.89)           (0.03)              -                -         10.88
  January 1, 1997 to
    December 31, 1997....   13.50          0.01              1.24            (0.01)          (1.59)           (0.38)        12.77
  January 1, 1996 to
    December 31, 1996....   11.21          0.02              3.51            (0.02)          (1.22)               -         13.50
  May 1, 1995(a) to
    December 31, 1995....   10.00          0.06              1.54            (0.06)          (0.33)               -         11.21

(a)  Commencement of operations.
(b) Total return does not reflect any separate account charges under variable annuity contracts or life insurance policies.
(c)  Ratios for periods of less than one year are annualized.

See Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS
--------------------------------------------------------------------------------

                                   RATIOS TO AVERAGE                                      NET ASSETS
                                     NET ASSETS(c)                                            AT
                             ------------------------------                                 END OF
                                                     NET                    PORTFOLIO       PERIOD
                              NET       GROSS      INVESTMENT    TOTAL      TURNOVER        (000'S
                             EXPENSES   EXPENSES    INCOME      RETURN(b)     RATE         OMITTED)
                             ------     ------     --------     -------     --------     ------------
-----------------------------------------------------------------------------------------------------
 INCOME FUND
  January 1, 1999 to June
    30, 1999.............     0.60%      1.13%       5.92%       (3.31%)       111%           26,016
  January 1, 1998 to
    December 31, 1998....     0.60%      1.33%       5.83%        9.12%        123%           22,199
  January 1, 1997 to
    December 31, 1997....     0.60%      1.97%       6.00%        9.08%        179%            9,229
  January 1, 1996 to
    December 31, 1996....     0.60%      2.52%       6.05%        2.37%        125%            5,959
  January 1, 1995 to
    December 31, 1995....     0.60%      4.67%       6.33%       17.08%         54%            3,090
  June 1, 1994(a) to
    December 31, 1994....     0.60%      9.31%       6.45%       (0.50%)        53%            1,255
-----------------------------------------------------------------------------------------------------
 INCOME EQUITY FUND
  January 1, 1999 to June
    30, 1999.............     0.80%      1.09%       1.22%       12.75%          1%          114,900
  January 1, 1998 to
    December 31, 1998....     0.80%      1.10%       1.47%       18.42%          2%           86,069
  January 1, 1997 to
    December 31, 1997....     0.80%      1.34%       1.85%       26.90%          3%           39,888
  May 6, 1996(a) to
    December 31, 1996....     0.80%      2.51%       2.31%        9.95%          4%            9,415
-----------------------------------------------------------------------------------------------------
 VALUGROWTH STOCK FUND
  January 1, 1999 to June
    30, 1999.............     0.80%      1.20%       0.65%        9.09%         39%           38,829
  January 1, 1998 to
    December 31, 1998....     0.80%      1.25%       0.81%       16.18%         17%           35,816
  January 1, 1997 to
    December 31, 1997....     0.80%      1.50%       0.87%       23.56%         35%           21,764
  January 1, 1996 to
    December 31, 1996....     0.80%      2.02%       1.08%       20.21%         38%           10,583
  January 1, 1995 to
    December 31, 1995....     0.80%      3.81%       1.24%       24.15%         25%            4,793
  June 1, 1994(a) to
    December 31, 1994....     0.80%      8.00%       1.67%       (1.90%)        17%            1,910
-----------------------------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND
  January 1, 1999 to June
    30, 1999.............     0.80%      1.61%      (0.03%)      (4.78%)       155%           11,672
  January 1, 1998 to
    December 31, 1998....     0.80%      1.51%       0.31%      (14.47%)       135%           13,295
  January 1, 1997 to
    December 31, 1997....     0.80%      1.88%       0.07%        9.87%        209%           11,482
  January 1, 1996 to
    December 31, 1996....     0.80%      2.82%       0.16%       31.47%        195%            6,091
  May 1, 1995(a) to
    December 31, 1995....     0.80%      5.38%       1.02%       15.95%         51%            2,027

(a)  Commencement of operations.
(b) Total return does not reflect any separate account charges under variable annuity contracts or life insurance policies.
(c)  Ratios for periods of less than one year are annualized.

See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         JUNE 30, 1999

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Select Funds (the "Trust") was organized as a Delaware business trust on December 7, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has four diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). Income Fund (formerly Intermediate Bond Fund) and ValuGrowth Stock Fund commenced operations on June 1, 1994. Small Company Stock Fund commenced operations on May 1, 1995. Income Equity Fund commenced operations on May 6, 1996.

Shares of the Funds may be sold only to separate accounts of insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION--Each Fund determines its net asset value at 4:00 p.m., Eastern Time, on each Fund business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price (prior to the time as of which assets are valued) provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. Fixed income securities and other securities for which market quotations are readily available are valued at the mean of the last bid and asked price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discount. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Fixed income investments with a maturity greater than sixty days and purchased at a premium or discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

FEDERAL TAXES--Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal income or excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are attributable to more than one Fund are allocated among the respective Funds.

REPURCHASE AGREEMENTS--Each Fund may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five-year period beginning with the commencement of the respective Fund's operations. As of June 30, 1999, each Fund's organization costs have been fully amortized.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser to each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of the respective Fund at the following annual rates:
Income Fund -- 0.60%; Income Equity Fund, ValuGrowth Stock Fund and Small Company Stock Fund -- 0.80%.

MANAGEMENT, ADMINISTRATION AND OTHER SERVICES--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. FFSI is entitled to receive an annual fee of 0.05% of the average daily net assets of each Fund. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust and receives a fee at an annual rate of 0.05% of the average daily net assets of each Fund.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)            JUNE 30, 1999

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For these services, FAcS is entitled to receive a fee of $36,000 per year, per Fund, plus certain amounts based upon the number and types of portfolio transactions within each Fund.

Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian. For these services, Norwest is entitled to receive a fee at an annual rate of 0.08% of the average daily net assets of each Fund.

 NOTE 4. SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities (including maturities and excluding short-term securities) for the six months ended June 30, 1999, were as follows:

FUND                                      COST OF PURCHASES  PROCEEDS FROM SALES
----------------------------------------  -----------------  -------------------
Income Fund.............................     $29,424,947         $25,046,731
Income Equity Fund......................      17,323,807           3,448,539
ValuGrowth Stock Fund...................      14,807,080          13,689,517
Small Company Stock Fund................      16,432,188          18,511,953

For federal income tax purposes, the tax cost of investment securities owned and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1999, were the same as for reporting purposes and were as follows:

                                                                        NET UNREALIZED
                                           UNREALIZED     UNREALIZED     APPRECIATION
FUND                                      APPRECIATION  (DEPRECIATION)  (DEPRECIATION)   TAX COST
----------------------------------------  ------------  --------------  --------------  -----------
Income Fund.............................   $   27,154    $   (887,734)   $   (860,580)  $26,420,647
Income Equity Fund......................   26,316,926      (1,624,570)     24,692,356    90,147,019
ValuGrowth Stock Fund...................   11,337,730      (1,014,362)     10,323,368    28,514,884
Small Company Stock Fund................    1,665,761        (509,788)      1,155,973    10,532,169

 NOTE 5. VOLUNTARY FEE WAIVERS

For the six months ended June 30, 1999, the Trust's service providers voluntarily waived a portion of certain fees incurred by the Funds as follows:

                                                             FEES WAIVED
                                          --------------------------------------------------
                                           CUSTODIAN AND
FUND                                      TRANSFER AGENT     ADVISER      FADS       FFSI     TOTAL FEES WAIVED
----------------------------------------  ---------------  -----------  ---------  ---------  -----------------
Income Fund.............................     $  11,802      $  39,357   $   5,901  $   5,901      $  62,961
Income Equity Fund......................        48,644         41,766      24,321     24,321        139,052
ValuGrowth Stock Fund...................        18,300         37,509       9,150      9,150         74,109
Small Company Stock Fund................         5,820         35,244       2,910      2,910         46,884

 NOTE 6. FUND REORGANIZATION

On March 25, 1999, the Board of Trustees of Norwest Select Funds approved the reorganization of each Norwest Select Fund into a new portfolio of Wells Fargo Variable Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Fortis Benefits Insurance Company, the variable annuity insurance provider through which the Norwest Select Funds are sold, will present the reorganizations to contractholders for their approval and will vote all shares in accordance with procedures described in the product prospectuses at a special meeting that is planned for August 1999.

If contractholders approve the reorganizations, each Norwest Select Fund will reorganize into a corresponding Wells Fargo Variable Trust portfolio that has substantially similar investment objectives. The Wells Fargo Variable Trust portfolios, with the exception of the portfolio combining with Income Equity Fund, may have somewhat different investment policies and may combine with other Stagecoach or Norwest Select funds.

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                               INCOME FUND
-----------------------------------------------------------------
CORPORATE BONDS & NOTES (50.6%)
     200,000    AMBAC, Inc., 9.38%, 8/1/11                $       241,002
     235,000    American Home Products Corp., 7.25%,
                  3/1/23                                          238,708
     200,000    Atlantic Richfield Co., 9.00%, 4/1/21             240,722
     500,000    Banc One Corp., 8.00%, 4/29/27                    530,775
     500,000    Bank United, 8.00%, 3/15/09                       484,575
     500,000    BankBoston Corp., 6.88%, 7/15/03                  503,730
     500,000    Bankers Trust New York Co., 7.38%,
                  5/1/08                                          506,865
     450,000    Clear Channel Communications, Inc.,
                  7.25%, 10/15/27                                 424,764
     500,000    Coastal Corp., 6.95%, 6/1/28                      474,975
     300,000    Dell Computer Corp., 7.10%, 4/15/28               284,190
     200,000    Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                          227,896
     500,000    EOP Operating LP, 7.50%, 4/19/29                  463,725
     500,000    First Data Corp., 6.38%, 12/15/07                 487,430
     500,000    Ford Motor Credit Co., 5.13%, 10/15/01            488,195
     185,000    General Electric Capital Corp., 7.88%,
                  12/1/06                                         197,064
     200,000    Gruma SA de CV, 7.63%, 10/15/07                   179,006
     500,000    Hertz Corp., 6.50%, 5/15/06                       487,305
     500,000    Imperial Tobacco, 7.13%, 4/1/09                   486,790
     500,000    Korea Electric Power, 6.00%, 12/1/26              482,895
     500,000    LCI International, Inc. (Quest), 7.25%,
                  6/15/07                                         490,255
     250,000    Merck & Co., Inc., 6.40%, 3/1/28                  234,450
     255,000    News America Holdings, 8.88%, 4/26/23             280,857
     350,000    Oracle Corp., 6.72%, 2/15/04                      347,379
     500,000    PNC Bank Corp., 6.50%, 5/1/08                     484,965
     500,000    Providian National Bank, 6.65%, 2/1/04            489,795
     500,000    Rouse Co., 8.50%, 1/15/03                         509,820
     500,000    Saks, Inc., 7.38%, 2/15/19                        477,810
     500,000    Society Corp., 8.13%, 6/15/02                     521,135
     500,000    Staples, Inc., 7.13%, 8/15/07                     499,190
     200,000    Tosco Corp., 7.80%, 1/1/27                        200,222
     500,000    Valero Energy Corp., 7.38%, 3/15/06               488,493
     500,000    Yorkshire Power Finance, 6.15%, 2/25/03           486,260
                                                          ---------------
TOTAL CORPORATE BONDS & NOTES (COST $13,447,222)               12,941,243
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.2%)
FEDERAL HOME LOAN MORTGAGE CORPORATION
     300,000    7.10%, 4/10/07 (cost $322,716)                    311,736
                                                          ---------------
MORTGAGE BACKED SECURITIES (8.0%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.3%)
     496,087    Pool 449466, 6.50%, 11/1/28                       479,191
     487,941    Pool 454390, 6.00%, 12/1/28                       458,665
     997,644    Pool 455607, 6.00%, 12/1/28                       937,785
                                                          ---------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (COST $1,970,702)                                             1,875,641
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.7%)
     176,709    Pool 445071, 7.50%, 1/15/27 (cost
                  $176,761)                               $       178,586
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $2,147,463)              2,054,227
                                                          ---------------
MUNICIPAL NOTES (0.8%)
     200,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.49%, 12/15/02 (cost
                  $200,000)                                       202,256
                                                          ---------------
U.S. TREASURY OBLIGATIONS (34.3%)
U.S. TREASURY BONDS (10.2%)
     700,000    10.75%, 8/15/05                                   868,224
     200,000    11.25%, 2/15/15                                   299,328
     300,000    8.88%, 8/15/17                                    383,124
     300,000    8.88%, 2/15/19                                    386,280
     750,000    5.25%, 11/15/28                                   664,260
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $1,129,483)                     2,601,216
                                                          ---------------
U.S. TREASURY NOTES (24.1%)
     500,000    6.25%, 1/31/02                                    507,205
     500,000    7.50%, 5/15/02                                    523,890
     625,000    5.63%, 12/31/02                                   623,138
     300,000    7.88%, 11/15/04                                   327,198
     800,000    6.50%, 8/15/05                                    823,064
     700,000    7.00%, 7/15/06                                    741,741
     750,000    6.50%, 10/15/06                                   774,473
     500,000    6.13%, 8/15/07                                    505,530
   1,450,000    4.75%, 11/15/08                                 1,331,158
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $7,881,771)                     6,157,397
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $9,011,254)               8,758,613
                                                          ---------------
SHORT-TERM HOLDINGS (5.1%)
     945,026    Dreyfus Cash Management Fund                      945,026
     346,966    Norwest Cash Investment Fund                      346,966
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $1,291,992)                     1,291,992
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $26,420,647)             $    25,560,067
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           INCOME EQUITY FUND
-----------------------------------------------------------------
COMMON STOCK (94.7%)
BASIC MATERIALS (3.4%)
      43,930    E.I. Du Pont de Nemours & Co.             $     3,000,968
      21,555    Rohm & Haas Co.                                   924,170
                                                          ---------------

                                                                3,925,138
                                                          ---------------
CAPITAL GOODS (10.1%)
      33,490    Emerson Electric Co.                            2,105,682
      23,540    General Electric Co.                            2,660,020
      26,390    Honeywell, Inc.                                 3,057,941
      32,430    United Technologies Corp.                       2,324,826
      28,779    Waste Management, Inc.                          1,546,871
                                                          ---------------

                                                               11,695,340
                                                          ---------------
CONSUMER CYCLICAL (13.3%)
      44,550    Dayton Hudson Corp.                             2,895,750
      71,980    Dun & Bradstreet Corp.                          2,550,791
      26,155    Eastman Kodak Co.                               1,772,001
      48,575    J.C. Penney Co., Inc.                           2,358,923
      50,588    May Department Stores Co.                       2,067,764
      52,080    McDonald's Corp.                                2,151,555
      32,230    Sears, Roebuck and Co.                          1,436,249
                                                          ---------------

                                                               15,233,033
                                                          ---------------
CONSUMER STAPLES (20.0%)
      43,700    American Home Products Corp.                    2,512,750
      87,370    Fortune Brands, Inc.                            3,614,934
      23,870    Johnson & Johnson                               2,339,260
      27,380    Merck & Co., Inc.                               2,026,120
      85,750    PepsiCo, Inc.                                   3,317,453
      25,150    Pfizer, Inc.                                    2,760,219
      57,700    Philip Morris Cos., Inc.                        2,318,818
      24,750    Procter & Gamble Co.                            2,208,937
      80,000    Sara Lee Corp.                                  1,815,000
                                                          ---------------
                                                               22,913,491
                                                          ---------------
ENERGY (8.8%)
      25,230    Atlantic Richfield Co.                          2,108,282
      21,065    Chevron Corp.                                   2,005,125
      23,060    Exxon Corp.                                     1,778,503
      17,140    Mobil Corp.                                     1,696,860
      18,870    Royal Dutch Petroleum Co.                       1,136,918
      20,890    Schlumberger Ltd.                               1,330,432
                                                          ---------------

                                                               10,056,120
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                     INCOME EQUITY FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

FINANCIAL (12.2%)
      19,150    American Express Co.                      $     2,491,890
      31,000    American General Corp.                          2,336,625
      18,575    J.P. Morgan & Co., Inc.                         2,609,788
      55,040    St. Paul Cos., Inc.                             1,750,960
      42,210    Transamerica Corp.                              3,165,750
      49,830    U.S. Bancorp                                    1,694,220
                                                          ---------------

                                                               14,049,233
                                                          ---------------
MISCELLANEOUS MANUFACTURING (1.9%)
      25,662    Minnesota Mining and Manufacturing Co.          2,230,990
                                                          ---------------
TECHNOLOGY (17.9%)
      76,557    AT&T Corp.                                      4,272,838
      52,460    Hewlett-Packard Co.                             5,272,230
      73,440    IMS Health, Inc.                                2,295,000
      66,890    Lucent Technologies, Inc.                       4,510,894
      43,883    Tyco International Ltd.                         4,158,007
                                                          ---------------

                                                               20,508,969
                                                          ---------------
UTILITIES &TELECOMMUNICATIONS (7.1%)
      22,960    Consolidated Natural Gas Co.                    1,394,820
      34,940    GTE Corp.                                       2,646,705
      37,430    PG&E Corp.                                      1,216,475
      31,010    Public Service Enterprise Group, Inc.           1,267,534
      39,020    Texas Utilities Co.                             1,609,575
                                                          ---------------

                                                                8,135,109
                                                          ---------------

TOTAL COMMON STOCK (COST $84,055,067)                         108,747,423
                                                          ---------------
REPURCHASE AGREEMENTS (5.3%)
   6,091,952    Lehman Brothers, Inc., 4.95%, 7/1/99
                  (cost $6,091,952)**                           6,091,952
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $90,147,019)             $   114,839,375
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                          VALUGROWTH STOCK FUND
-----------------------------------------------------------------
COMMON STOCK (95.4%)
BASIC MATERIALS (5.6%)
      22,500    Ecolab, Inc.                              $       981,563
       6,100    Monsanto Co.                                      240,569
      20,500    Newell Rubbermaid, Inc.                           953,250
                                                          ---------------

                                                                2,175,382
                                                          ---------------
CAPITAL GOODS (2.7%)
       6,600    Emerson Electric Co.                              414,975
       5,600    General Electric Co.                              632,800
                                                          ---------------

                                                                1,047,775
                                                          ---------------
CONSUMER CYCLICAL (7.9%)
      10,700    Black & Decker Corp.                              675,437
      12,100    Dayton Hudson Corp.                               786,500
      10,200    May Department Stores Co.                         416,925
       6,100    Sears, Roebuck and Co.                            271,831
      19,200    Wal-Mart Stores, Inc.                             926,400
                                                          ---------------

                                                                3,077,093
                                                          ---------------
CONSUMER STAPLES (19.9%)
      19,800    American Home Products Corp.                    1,138,500
       9,300    Baxter International, Inc.                        563,813
      15,400    Becton, Dickinson and Co.                         462,000
      10,800    Bristol-Myers Squibb Co.                          760,725
       8,968    Gillette Co.                                      367,688
      17,700    Guidant Corp.*                                    910,444
      13,300    International Home Foods, Inc.*                   245,219
       7,800    Johnson & Johnson                                 764,400
      12,100    McKesson HBOC, Inc.                               388,713
       9,200    Medtronic, Inc.                                   716,450
      11,700    PepsiCo, Inc.                                     452,644
       8,200    Procter & Gamble Co.                              731,850
       6,000    Watson Pharmaceuticals, Inc.*                     210,375
                                                          ---------------
                                                                7,712,821
                                                          ---------------
ENERGY (7.2%)
      16,200    Merck & Co., Inc.                               1,198,800
       3,000    Mobil Corp.                                       297,000
      14,600    Royal Dutch Petroleum Co.                         879,647
       6,600    Schlumberger Ltd.                                 420,340
                                                          ---------------
                                                                2,795,787
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

FINANCIAL (13.6%)
      15,000    AFLAC, Inc.                               $       718,125
      20,000    Allstate Corp.                                    717,500
      12,361    American International Group, Inc.              1,446,892
       7,015    Bank of America Corp.                             514,287
       8,600    Fannie Mae                                        588,025
      13,500    First Union Corp.                                 634,500
       7,600    State Street Corp.                                648,850
                                                          ---------------

                                                                5,268,179
                                                          ---------------
TECHNOLOGY (29.6%)
       4,692                                                      473,305
      32,200    American Power Conversion Corp.*                  648,025
      19,574    Cisco Systems, Inc.*                            1,262,523
      18,200    Compaq Computer Corp.                             431,113
      20,400    EMC Corp.*                                      1,122,000
      10,000    First Data Corp.                                  489,375
       5,400    IBM Corp.                                         697,950
      13,500    IMS Health, Inc.                                  421,875
      17,800    Intel Corp.                                     1,059,100
      10,000    Lockheed Martin Corp.                             372,500
      12,870    Lucent Technologies, Inc.                         867,921
       9,400    Microsoft Corp.*                                  847,761
      23,000    Sun Microsystems, Inc.*                         1,584,125
      11,700    Unisys Corp.*                                     455,569
      13,000    Xerox Corp.                                       767,812
                                                          ---------------

                                                               11,500,954
                                                          ---------------
UTILITY-TELECOMMUNICATIONS (8.9%)
      10,100    Consolidated Natural Gas Co.                      613,575
      13,200    GTE Corp.                                         999,900
      24,000    SBC Communications, Inc.                        1,392,000
      11,100    Texas Utilities Co.                               457,875
                                                          ---------------

                                                                3,463,350
                                                          ---------------

TOTAL COMMON STOCK (COST $26,717,973)                          37,041,341
                                                          ---------------
REPURCHASE AGREEMENTS (4.6%)
   1,796,911    Lehman Brothers Inc., 4.95%, 7/1/99
                  (cost $1,796,911)**                           1,796,911
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $28,514,884)             $    38,838,252
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)                  JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                        SMALL COMPANY STOCK FUND
-----------------------------------------------------------------
COMMON STOCK (82.4%)
CAPITAL GOODS (2.7%)
       4,248    Cambrex Corp.                             $       111,510
       1,100    Dycom Industries, Inc.*                            61,600
       2,915    Lennar Corp.                                       69,960
       1,200    Martin Marietta Materials, Inc.                    70,800
                                                          ---------------
                                                                  313,870
                                                          ---------------
COMMUNICATIONS (10.0%)
         600    Broadcast.com, Inc.*                               80,137
       3,168    Capstar Broadcasting Corp.*                        86,724
       1,200    Concentric Network Corp.*                          47,700
       1,900    Cox Radio, Inc.*                                  103,075
       1,749    Emmis Communications Corp.*                        86,357
       1,500    Globix Corp.*                                      66,281
       4,992    ITC DeltaCom, Inc.*                               139,776
         716    Lycos, Inc.*                                       65,783
       1,400    NEXTLINK Communications, Inc.*                    104,125
       1,300    NTL, Inc.*                                        112,044
       1,400    Pacific Gateway Exchange, Inc.*                    40,775
       1,500    RCN Corp.*                                         62,438
       1,700    True North Communications, Inc.                    51,000
       2,300    Voicestream Wireless Corp.*                        65,406
       2,300    Western Wireless Corp.*                            62,100
                                                          ---------------
                                                                1,173,721
                                                          ---------------
CONSUMER CYCLICAL (9.8%)
       2,574    99 Cents Only Stores*                             128,539
       2,078    American Eagle Outfitters, Inc.*                   94,549
       3,865    Ames Department Stores, Inc.*                     176,341
       1,869    Avis Rent A Car, Inc.*                             54,435
       3,600    BJ's Wholesale Club, Inc.*                        108,225
       2,900    Claire's Stores, Inc.                              74,312
       1,429    Cost Plus, Inc.*                                   65,019
       4,368    CSK Auto Corp.*                                   117,936
         300    DoubleClick, Inc.*                                 27,525
       1,700    Lamar Advertising Co.*                             69,594
       6,765    Regis Corp.                                       129,803
       1,857    Zale Corp.*                                        74,280
                                                          ---------------
                                                                1,120,558
                                                          ---------------
CONSUMER STAPLES (1.7%)
       3,074    American Italian Pasta Co.*                        93,373
       3,468    Henry Schein, Inc.*                               109,892
                                                          ---------------
                                                                  203,265
                                                          ---------------
ENERGY (4.3%)
       5,616    B.J. Services Co.*                                165,322
       7,900    ENSCO International, Inc.                         157,506
       3,600    Nabors Industries, Inc.*                           87,975
       5,304    Veritas DGC, Inc.*                                 97,129
                                                          ---------------
                                                                  507,932
                                                          ---------------
FINANCIAL (11.0%)
       7,233    AmeriCredit Corp.*                                115,728
       4,590    Commercial Federal Corp.                          106,431
       5,822    Community First Bankshares, Inc.                  139,000
       4,352    E*TRADE Group, Inc.*                              173,808
       6,801    FirstFed Financial Corp.*                         130,919
       3,177    HealthCare Financial Partners, Inc.*              108,812
       2,340    Hudson United Bancorp                              71,663
       3,814    Metris Cos., Inc.                                 155,421
       3,865    Metzler Group, Inc.*                              106,770
       2,200    Silicon Valley Bancshares*                         54,450
       1,100    Telebanc Financial Corp.*                          42,625
       3,092    Waddell & Reed Financial, Inc. - Class A           84,837
                                                          ---------------
                                                                1,290,464
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL COMPANY STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

HEALTH CARE (5.6%)
       2,016    AmeriSource Health Corp.*                 $        51,408
       2,100    Coulter Pharmaceutical, Inc.*                      47,381
       2,563    Covance, Inc.*                                     61,352
         800    Express Scripts, Inc.*                             48,150
       4,086    Invitrogen Corp.*                                 100,874
       2,815    Medicis Pharmaceutical Corp.*                      71,431
       2,000    MedImmune, Inc.*                                  135,500
         894    Sepracor, Inc.*                                    72,638
       5,100    Veterinary Centers of America, Inc.*               69,169
                                                          ---------------
                                                                  657,903
                                                          ---------------
INSURANCE CARRIERS (0.2%)
         600    Reinsurance Group of America, Inc.                 21,150
                                                          ---------------
TECHNOLOGY (36.3%)
       2,288    Applied Micro Circuits Corp.*                     188,188
       1,900    Applied Power, Inc.*                               51,893
       1,673    Bindview Development Corp.*                        39,733
       3,311    Celestica, Inc.*                                  143,407
       1,278    CMGI, Inc.*                                       145,771
       2,411    Com21, Inc.*                                       41,137
       4,152    Convergys Corp.*                                   79,926
       2,711    CSG Systems International, Inc.*                   70,994
       2,666    Cymer, Inc.*                                       66,650
       1,600    DII Group, Inc.*                                   59,700
       2,700    Electronic Arts, Inc.*                            146,475
       1,300    Electronics for Imaging, Inc.*                     66,787
       2,200    Entrust Technologies, Inc.*                        73,150
       2,200    Extreme Networks, Inc.*                           127,737
       2,524    IMRglobal Corp.*                                   48,587
       2,223    International Network Services*                    89,753
       2,000    Jabil Circuit, Inc.*                               90,250
       2,184    Legato Systems, Inc.*                             126,126
       1,399    Level One Communications, Inc.*                    68,464
       3,822    Maxwell Technologies, Inc.*                        91,966
       2,200    Microchip Technology, Inc.*                       104,226
       1,915    Micromuse, Inc.*                                   95,510
       1,490    MindSpring Enterprises, Inc.*                      66,025
       3,900    National Data Corp.                               166,725
       1,624    Network Appliance, Inc.*                           90,741
       4,274    NOVA Corp.*                                       106,850
       2,700    Novellus Systems, Inc.*                           184,275
       5,248    NVIDIA Corp.*                                     100,369
       2,742    PMC-Sierra, Inc.*                                 161,607
       2,418    Power Integrations, Inc.*                         176,817
       1,150    PSINet, Inc.*                                      50,313
       1,300    Qlogic Corp.*                                     171,600
       2,260    Sanmina Corp.*                                    171,478
         800    SEI Investments Co.                                70,600
       1,200    Smith International, Inc.*                         52,125
         800    Teradyne, Inc.*                                    57,400
       1,300    Terayon Communication Systems, Inc.*               72,638
       1,000    TMP Worldwide, Inc.*                               63,500
       2,070    USWeb Corp.*                                       45,928
       2,347    Verio, Inc.*                                      163,117
       2,036    VeriSign, Inc.*                                   175,605
       1,000    VISX, Inc.*                                        79,189
                                                          ---------------
                                                                4,243,332
                                                          ---------------
UTILITIES (0.8%)
       2,496    Barrett Resources Corp.*                           95,784
                                                          ---------------
TOTAL COMMON STOCK (COST $8,472,006)                            9,627,979
                                                          ---------------
REPURCHASE AGREEMENTS (17.6%)
   2,060,163    Lehman Brothers, Inc., 4.95%, 7/1/99
                  (cost $2,060,163) **                          2,060,163
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $10,532,169)             $    11,688,142
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                     JUNE 30, 1999

--------------------------------------------------------------------------------

*  Non-income producing security.

** The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the Lehman Brothers, Inc. joint repuchase agreement: collateralized by $5,033,977 U.S. Government Securities, 8/7/01 - 6/1/29; with a total market value of $10,148,205.

                                  ABBREVIATIONS

AMBAC    American Municipal Bond Assurance Corporation
SD         School District
RV         Revenue Bonds

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